Net Sales to Non - Affiliates (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Net sales	$ 212.4	$ 232.2	$ 632.8	$ 703.5	$ 911.5	$ 927.4	$ 1,051.3
United States [Member]
Segment Reporting Information [Line Items]
Net sales					130.3	147.7	177.9
Foreign [Member]
Segment Reporting Information [Line Items]
Net sales					$ 781.2	$ 779.7	$ 873.4